Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2023
PLUM ACQUISITION CORP. I [Member]
Restatement of Previously Issued Financial Statements [Line Items]
Restatement of Previously Issued Financial Statements

NOTE 2 - RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

Restatement Background

In connection with the preparation of the Company’s consolidated financial statements as of December 31, 2023, management determined it should restate its previously reported condensed consolidated financial statements for the periods ended March 31, 2023, June 30, 2023, and September 30, 2023. The Company previously accounted for its subscription liability as a liability classified derivative instrument which resulted in the Company remeasuring the derivative instrument at fair value at each reporting period with the changes in fair value recorded within earnings. The need for the restatement arose out of the results of certain financial analysis the Company performed in the course of preparing a response to a comment letter received by the United States Securities and Exchange Commission on February 1, 2024, related to the Company’s Registration Statement on Form S-4 filed January 5, 2024. As a result of this analysis, the Company concluded that the transaction underlying the subscription liability was representative of the issuance of multiple freestanding instruments in a bundled transaction which should not have been remeasured at fair value at each reporting period and should have been accounted for using the relative fair value method of accounting in accordance with ASC 470 as previously concluded during the Company’s assessment of the Subscription Agreement. The error occurred as a result of the lack of certain financial analysis and management review in the course of preparing its consolidated financial statements during the periods previously identified above. As a result of the error, the subscription liability and corresponding debt discount recorded within the condensed consolidated balance sheets was overstated, and the change in fair value recorded within the condensed consolidated statements of operations resulted in the recognition of additional (expense) and income for certain periods as identified above. This resulted in an adjustment to the carrying value of debt discount, net of amortization, subscription liability, additional paid-in capital and accumulated deficit on the condensed balance sheet with the offset recorded to change in fair value of subscription liability and interest expense - debt discount on the condensed statement of operations.

In connection with the changes listed above, the Company also restated its earnings per share.

The restatement had no impact on the Company’s cash position or amount held in the trust account.

The relevant unaudited interim financial information for the quarterly periods ended March 30, 2023, June 30, 2023, and September 30, 2023, is included in Note 11, Quarterly Financial Information (Unaudited). The categories of misstatements and their impact on the previously issued financial statements are described in more detail in the tables below.

As previously disclosed, the Company determined that its subscription liability, net of debt discount as of the aforementioned periods had been misstated. The Company concluded that the impact of applying correction for these errors and misstatements on the aforementioned financial statements is material.

Description of Misstatements

Misstatements Associated with Subscription Liability

(a) Subscription liability

The Company previously accounted for its subscription liability as a liability classified derivative instrument which resulted in the Company remeasuring the derivative instrument at fair value at each reporting period with the changes in fair value recorded within earnings. However, the subscription liability should not have been remeasured at fair value at each reporting period and should have been accounted for using the relative fair value method of accounting in accordance with ASC 470. The subscription liability recorded within the condensed consolidated balance sheets was overstated, and the change in fair value recorded within the condensed consolidated statements of operations resulted in the recognition of additional (expense) and income for certain periods as identified above.

(b) Debt discount

The debt discount corresponding to the subscription liability recorded within the condensed consolidated balance sheets was overstated, and the amortization of the debt discount within the condensed consolidated statements of operations resulted in the recognition of additional (expense) and income for certain periods as identified above.

(c) Additional paid-in capital

The correction of the subscription liability resulted in an increase in additional paid-in capital.

(d) Accumulated deficit

The correction of the subscription liability and debt discount resulted in additional (expense) and income for certain periods as identified above.

Description of Restatement Tables

The impact of the revision on the Company’s financial statements is reflected in the following table:

	As Reported	Adjustment	As Restated
Unaudited Condensed Consolidated Balance Sheet as of September 30, 2023
Debt discount	$4,372,334	$(4,372,334)	$-
Total assets	$39,589,273	$(4,372,334)	$35,216,939
Subscription liability	$9,191,162	$(9,191,162)	$-
Subscription liability, net of debt discount	$-	$1,060,112	$1,060,112
Total current liabilities	$14,676,822	$(8,131,050)	$6,545,772
Total liabilities	$15,435,255	$(8,131,050)	$7,304,205
Additional paid-in capital	$5,404,501	$914,776	$6,319,277
Accumulated deficit	$(16,347,949)	$2,843,940	$(13,504,009)
Total shareholders’ deficit	$(10,942,649)	$3,758,716	$(7,183,933)
Total liabilities, redeemable ordinary shares and shareholders’ deficit	$39,589,273	$(4,372,334)	$35,216,939

	As Reported	Adjustment	As Restated
Unaudited Condensed Consolidated Balance Sheet as of June 30, 2023
Debt discount	$2,479,445	$(2,479,445)	$-
Total assets	$57,707,827	$(2,479,445)	$55,228,382
Subscription liability	$1,946,467	$(1,946,467)	$-
Subscription liability, net of debt discount	$-	$467,274	$467,274
Total current liabilities	$7,382,247	$(1,479,193)	$5,903,054
Total liabilities	$7,805,705	$(1,479,193)	$6,326,512
Additional paid-in capital	$6,488,812	$423,601	$6,912,413
Accumulated deficit	$(11,742,106)	$(1,423,853)	$(13,165,959)
Total shareholders’ deficit	$(5,252,495)	$(1,000,252)	$(6,252,747)
Total liabilities, redeemable ordinary shares and shareholders’ deficit	$57,707,827	$(2,479,445)	$55,228,382

	As Reported	Adjustment	As Restated
Unaudited Condensed Consolidated Balance Sheet as of March 31, 2023
Subscription liability	$800,746	$(800,746)	$-
Subscription liability, net of debt discount	$-	$251,880	$251,880
Total current liabilities	$6,533,748	$(548,866)	$5,984,882
Total liabilities	$8,935,451	$(548,866)	$8,386,585
Additional paid-in capital	$7,275,132	$256,635	$7,531,767
Accumulated deficit	$(16,010,590)	$292,231	$(15,718,359)
Total shareholders’ deficit	$(8,734,659)	$548,866	$(8,185,793)

	As Reported	Adjustment	As Restated
Unaudited Condensed Consolidated Statement of Operations for the three months ended September 30, 2023
Interest expense - debt discount	$(2,467,496)	$2,188,483	$(279,013)
Change in fair value of subscription liability	$(2,079,310)	$2,079,310	$-
Total other (expense) income, net	$(4,252,471)	$4,267,793	$15,322
Net income (loss)	$(4,605,843)	$4,267,793	$(338,050)
Basic and diluted net (loss) income per ordinary share, Class A ordinary shares subject to possible redemption	$(0.36)	$0.33	$(0.03)
Basic and diluted net (loss) income per ordinary share, Class A ordinary shares	$(0.36)	$0.33	$(0.03)
Basic and diluted net (loss) income per ordinary share, Class B ordinary shares	$(0.36)	$0.33	$(0.03)

	As Reported	Adjustment	As Restated
Unaudited Condensed Consolidated Statement of Operations for the nine months ended September 30, 2023
Interest expense - debt discount	$(3,815,529)	$3,401,585	$(413,944)
Change in fair value of subscription liability	$557,645	$(557,645)	$-
Total other (expense) income, net	$1,035,971	$2,843,940	$3,879,911
Net income (loss)	$(1,049,638)	$2,843,940	$1,794,302
Basic and diluted net (loss) income per ordinary share, Class A ordinary shares subject to possible redemption	$(0.05)	$0.14	$0.09
Basic and diluted net (loss) income per ordinary share, Class A ordinary shares	$(0.05)	$0.14	$0.09
Basic and diluted net (loss) income per ordinary share, Class B ordinary shares	$(0.05)	$0.14	$0.09

	As Reported	Adjustment	As Restated
Unaudited Condensed Consolidated Statement of Operations for the three months ended June 30, 2023
Interest expense - debt discount	$(1,045,564)	$939,148	$(106,416)
Change in fair value of subscription liability	$2,655,232	$(2,655,232)	$-
Total other (expense) income, net	$4,847,438	$(1,716,084)	$3,131,354
Net income (loss)	$4,268,484	$(1,716,084)	$2,552,400
Basic and diluted net income per ordinary share, Class A ordinary shares subject to possible redemption	$0.20	$(0.08)	$0.12
Basic and diluted net income per ordinary share, Class B ordinary shares	$0.20	$(0.08)	$0.12

	As Reported	Adjustment	As Restated
Unaudited Condensed Consolidated Statement of Operations for the six months ended June 30, 2023
Interest expense - debt discount	$(1,348,033)	$1,213,102	$(134,931)
Change in fair value of subscription liability	$2,636,955	$(2,636,955)	$-
Total other (expense) income, net	$5,288,442	$(1,423,853)	$3,864,589
Net income (loss)	$3,556,206	$(1,423,853)	$2,132,353
Basic and diluted net income per ordinary share, Class A ordinary shares subject to possible redemption	$0.15	$(0.06)	$0.09
Basic and diluted net income per ordinary share, Class B ordinary shares	$0.15	$(0.06)	$0.09

	As Reported	Adjustment	As Restated
Unaudited Condensed Consolidated Statement of Operations for the three months ended March 31, 2023
Interest expense - debt discount	$(302,469)	$273,954	$(28,515)
Change in fair value of subscription liability	$(18,277)	$18,277	$-
Total other (expense) income, net	$441,004	$292,231	$733,235
Net income (loss)	$(712,278)	$292,231	$(420,047)
Basic and diluted net (loss) income per ordinary share, Class A ordinary shares subject to possible redemption	$(0.02)	$0.01	$(0.01)
Basic and diluted net (loss) income per ordinary share, Class B ordinary shares	$(0.02)	$0.01	$(0.01)

	As Reported	Adjustment	As Restated
Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit for the three months ended September 30, 2023
Additional paid-in capital	$5,404,501	$914,776	$6,319,277
Accumulated deficit	$(16,347,949)	$2,843,940	$(13,504,009)
Issuance of subscription shares	$-	$491,176	$491,176
Net income (loss)	$(4,605,843)	$4,267,793	$(338,050)
Total stockholders’ deficit	$(10,942,649)	$3,758,716	$(7,183,933)

	As Reported	Adjustment	As Restated
Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit for the three months ended June 30, 2023
Additional paid-in capital	$6,488,812	$423,601	$6,912,413
Accumulated deficit	$(11,742,106)	$(1,423,853)	$(13,165,959)
Issuance of subscription shares	$-	$166,965	$166,965
Net income (loss)	$4,268,484	$(1,716,084)	$2,552,400
Total stockholders’ deficit	$(5,252,495)	$(1,000,252)	$(6,252,747)

	As Reported	Adjustment	As Restated
Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit for the three months ended March 31, 2023
Additional paid-in capital	$7,275,132	$256,635	$7,531,767
Accumulated deficit	$(16,010,590)	$292,231	$(15,718,360)
Issuance of subscription shares	$-	$256,635	$256,635
Net income (loss)	$(712,278)	$292,231	$(420,047)
Total stockholders’ deficit	$(8,734,659)	$548,866	$(8,185,793)

	As Reported	Adjustment	As Restated
Unaudited Condensed Consolidated Statement of Cash Flows for the nine months ended September 30, 2023
Interest expense - debt discount	$3,815,529	$(3,401,585)	$413,944
Change in fair value of subscription liability	$(557,645)	$557,645	$-
Net income (loss)	$(1,049,638)	$2,843,940	$1,794,302
Issuance of subscription shares	$-	$914,776	$914,776

	As Reported	Adjustment	As Restated
Unaudited Condensed Consolidated Statement of Cash Flows for the six months ended June 30, 2023
Interest expense - debt discount	$1,348,033	$(1,213,102)	$134,931
Change in fair value of subscription liability	$(2,636,955)	$2,636,955	$-
Net income (loss)	$3,556,206	$(1,423,853)	$2,132,353
Issuance of subscription shares	$-	$423,600	$423,600

	As Reported	Adjustment	As Restated
Unaudited Condensed Consolidated Statement of Cash Flows for the three months ended March 31, 2023
Interest expense - debt discount	$302,469	$(273,954)	$28,515
Change in fair value of subscription liability	$18,277	$(18,277)	$-
Net income (loss)	$(712,278)	$292,231	$(420,047)
Issuance of subscription shares	$-	$256,635	$256,635

	As of September 30, 2023
	As Previously Reported	Restatement Impacts	Restatement Reference	As Restated
ASSETS
Cash	$92,722			$92,722
Prepaid expense	27,550			27,550
Total current assets	120,272			120,272
Investments held in Trust Account	35,096,667			35,096,667
Debt discount	4,372,334	(4,372,334)	b	-
TOTAL ASSETS	$39,589,273	$(4,372,334)		$35,216,939

LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS’ DEFICIT
Accounts payable and accounts payable	$3,976,694			$3,976,694
Due to related party	258,966			258,966
Convertible promissory note - related party	1,000,000			1,000,000
Promissory Note - related party	250,000			250,000
Subscription liability	9,191,162	(9,191,162)	a	-
Subscription liability, net of debt discount	-	1,060,112	a	1,060,112
Total current liabilities	14,676,822	(8,131,050)		6,545,772
Warrant liabilities	758,433			758,433
Deferred underwriting commissions liabilities	-			-
TOTAL LIABILITIES	15,435,255	(8,131,050)		7,304,205

COMMITMENTS AND CONTINGENCIES
Class A Ordinary shares subject to possible redemption, 3,255,593 and 31,921,634 shares at $10.78 and $10.15 redemption value as of September 30, 2023 and December 31, 2022, respectively	35,096,667			35,096,667

Stockholders’ Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	-			-
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 7,980,409 and 0 shares issued and outstanding (excluding 3,255,593 and 31,921,634 shares subject to possible redemption) as of September 30, 2023 and December 31, 2022, respectively	799			799
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 0 and 7,980,409 shares issued and outstanding as of September 30, 2023 and December 31, 2022, respectively	-			-
Additional paid-in capital	5,404,501	914,776	c	6,319,277
Accumulated deficit	(16,347,949)	2,843,940	d	(13,504,009)
TOTAL SHAREHOLDERS’ DEFICIT	(10,942,649)	3,758,716		(7,183,933)
TOTAL LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS’ DEFICIT	$39,589,273	$(4,372,334)		$35,216,939

	For the three months ended September 30, 2023
	As Previously Reported	Restatement Impacts	Restatement Reference	As Restated

Formation and operating costs	$353,372			$353,372
Loss from operations	(353,372)			(353,372)

Other (expense) income:
Change in fair value of warrant liabilities	(334,975)			(334,975)
Change in fair value of subscription liability	(2,079,310)	2,079,310	a	-
Change in fair value of Forward Purchase Agreement	-			-
Issuance of Forward Purchase Agreement	-			-
Reduction of deferred underwriter fee payable	-			-
Interest Expense - Debt Discount	(2,467,496)	2,188,483	b	(279,013)
Interest income - trust account	629,310			629,310
Total other (expense) income, net	(4,252,471)	4,267,793		15,322

Net (loss) income	$(4,605,843)	$4,267,793	d	$(338,050)

Weighted average shares outstanding, Class A ordinary shares subject to possible redemption	4,970,919			4,970,919
Basic and diluted net income per ordinary share, Class A ordinary shares subject to possible redemption	$(0.36)	$0.33		$(0.03)
Weighted average shares outstanding, Class A ordinary shares subject to possible redemption	1,474,641			1,474,641
Basic and diluted net income per ordinary share, Class A ordinary shares	$(0.36)	$0.33		$(0.03)
Weighted average shares outstanding, Class B ordinary shares	6,505,768			6,505,768
Basic and diluted net income per ordinary share, Class B ordinary shares	$(0.36)	$0.33		$(0.03)

	For the nine months ended September 30, 2023
	As Previously Reported	Restatement Impacts	Restatement Reference	As Restated

Formation and operating costs	$2,085,609			$2,085,609
Loss from operations	(2,085,609)			(2,085,609)

Other (expense) income:
Change in fair value of warrant liabilities	(379,216)			(379,216)
Change in fair value of subscription liability	557,645	(557,645)	a	-
Change in fair value of Forward Purchase Agreement	308,114			308,114
Issuance of Forward Purchase Agreement	(308,114)			(308,114)
Reduction of deferred underwriter fee payable	328,474			328,474
Interest Expense - Debt Discount	(3,815,529)	3,401,585	b	(413,944)
Interest income - trust account	4,344,597			4,344,597
Total other (expense) income, net	1,035,971	2,843,940		3,879,911

Net (loss) income	$(1,049,638)	2,843,940	d	$1,794,302

Weighted average shares outstanding, Class A ordinary shares subject to possible redemption	12,083,753			12,083,753
Basic and diluted net income per ordinary share, Class A ordinary shares subject to possible redemption	$(0.05)	$0.14		$0.09
Weighted average shares outstanding, Class A ordinary shares subject to possible redemption	526,181			526,181
Basic and diluted net income per ordinary share, Class A ordinary shares	$(0.05)	$0.14		$0.09
Weighted average shares outstanding, Class B ordinary shares	7,454,228			7,454,228
Basic and diluted net income per ordinary share, Class B ordinary shares	$(0.05)	$0.14		$0.09

	As of June 30, 2023
	As Previously Reported	Restatement Impacts	Restatement Reference	As Restated
ASSETS
Cash	$20,880			$20,880
Prepaid expense	52,885			52,885
Total current assets	73,765			73,765
Investments held in Trust Account	55,154,617			55,154,617
Debt discount	2,479,445	(2,479,445)	b	-
TOTAL ASSETS	$57,707,827	$(2,479,445)		$55,228,382

LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS’ DEFICIT
Accounts payable and accounts payable	$3,853,954			$3,853,954
Due to related party	331,826			331,826
Convertible promissory note - related party	1,000,000			1,000,000
Promissory Note - related party	250,000			250,000
Subscription liability	1,946,467	(1,946,467)	a	-
Subscription liability, net of debt discount	-	467,274	a	467,274
Total current liabilities	7,382,247	(1,479,193)		5,903,054

Warrant liabilities	423,458			423,458
Deferred underwriting commissions liabilities	-			-
TOTAL LIABILITIES	7,805,705	(1,479,193)		6,326,512

COMMITMENTS AND CONTINGENCIES
Class A Ordinary shares subject to possible redemption, 5,228,218 and 31,921,634 shares at $10.55 and $10.15 redemption value as of June 30, 2023 and December 31, 2022, respectively	55,154,617			55,154,617

Stockholders’ Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	-			-
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized; no shares issued and outstanding (excluding 5,228,218 and 31,921,634 shares subject to possible redemption) as of June 30, 2023 and December 31, 2022, respectively	-			-
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 7,980,409 shares issued and outstanding as of June 30, 2023 and December 31, 2022	799			799
Additional paid-in capital	6,488,812	423,601	c	6,912,413
Accumulated deficit	(11,742,106)	(1,423,853)	d	(13,165,959)
TOTAL SHAREHOLDERS’ DEFICIT	(5,252,495)	(1,000,252)		(6,252,747)
TOTAL LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS’ DEFICIT	$57,707,827	$(2,479,445)		$55,228,382

	For the three months ended June 30, 2023
	As Previously Reported	Restatement Impacts	Restatement Reference	As Restated

Formation and operating costs	$578,954			$578,954
Loss from operations	(578,954)			(578,954)

Other (expense) income:
Change in fair value of warrant liabilities	1,978,245			1,978,245
Change in fair value of subscription liability	2,655,232	(2,655,232)	a	-
Change in fair value of Forward Purchase Agreement	633,205			633,205
Issuance of Forward Purchase Agreement	-			-
Reduction of deferred underwriter fee payable	-			-
Interest Expense - Debt Discount	(1,045,564)	939,148	b	(106,416)
Interest income - trust account	626,320			626,320
Total other (expense) income, net	4,847,438	(1,716,084)		3,131,354

Net (loss) income	$4,268,484	$(1,716,084)	d	$2,552,400

Weighted average shares outstanding, Class A ordinary shares subject to possible redemption	13,208,627			13,208,627
Basic and diluted net income per ordinary share, Class A ordinary shares subject to possible redemption	$0.20	$(0.08)		$0.12
Weighted average shares outstanding, Class B ordinary	7,980,409			7,980,409
Basic and diluted net income per ordinary share, Class B ordinary shares	$0.20	$(0.08)		$0.12

	For the six months ended June 30, 2023
	As Previously Reported	Restatement Impacts	Restatement Reference	As Restated

Formation and operating costs	$1,732,236			$1,732,236
Loss from operations	(1,732,236)			(1,732,236)

Other (expense) income:
Change in fair value of warrant liabilities	(44,241)			(44,241)
Change in fair value of subscription liability	2,636,955	(2,636,955)	a	-
Change in fair value of Forward Purchase Agreement	308,114			308,114
Issuance of Forward Purchase Agreement	(308,114)			(308,114)
Reduction of deferred underwriter fee payable	328,474			328,474
Interest Expense - Debt Discount	(1,348,033)	1,213,102	b	(134,931)
Interest income - trust account	3,715,287			3,715,287
Total other (expense) income, net	5,288,442	(1,423,853)		3,864,589

Net (loss) income	$3,556,206	$(1,423,853)	d	$2,132,353

Weighted average shares outstanding, Class A ordinary shares subject to possible redemption	15,699,166			15,699,166
Basic and diluted net income per ordinary share, Class A ordinary shares subject to possible redemption	$0.15	$(0.06)		$0.09
Weighted average shares outstanding, Class B ordinary	7,980,409			7,980,409
Basic and diluted net income per ordinary share, Class B ordinary shares	$0.15	$(0.06)		$0.09

	As of March 31, 2023
	As Previously Reported	Restatement Impacts	Restatement Reference	As Restated
ASSETS
Cash	$97,811			$97,811
Prepaid expense	102,980			102,980
Total current assets	200,791			200,791

Investments held in Trust Account	54,368,297			54,368,297
TOTAL ASSETS	$54,569,088			$54,569,088

LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS’ DEFICIT
Accounts payable and accounts payable	$3,584,797			$3,584,797
Due to related party	265,000			265,000
Convertible promissory note - related party	1,000,000			1,000,000
Promissory Note - related party	250,000			250,000
Subscription liability	800,746	(800,746)	a	-
Subscription liability, net of debt discount	-	251,880	a	251,880
Forward Purchase Agreement liability	633,205			633,205
Total current liabilities	6,533,748	(548,866)		5,984,882

Warrant liabilities	2,401,703			2,401,703
Deferred underwriting commissions liabilities	-			-
TOTAL LIABILITIES	8,935,451	(548,866)		8,386,585

COMMITMENTS AND CONTINGENCIES
Class A Ordinary shares subject to possible redemption, 3,255,593 and 31,921,634 shares at $10.78 and $10.15 redemption value as of September 30, 2023 and December 31, 2022, respectively	54,368,296			54,368,296

Stockholders’ Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	-			-
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 7,980,409 and 0 shares issued and outstanding (excluding 3,255,593 and 31,921,634 shares subject to possible redemption) as of September 30, 2023 and December 31, 2022, respectively	-			-
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 0 and 7,980,409 shares issued and outstanding as of September 30, 2023 and December 31, 2022, respectively	799			799
Additional paid-in capital	7,275,132	256,635	c	7,531,767
Accumulated deficit	(16,010,590)	292,231	d	(15,718,359)
TOTAL SHAREHOLDERS’ DEFICIT	(8,734,659)	548,866		(8,185,793)
TOTAL LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS’ DEFICIT	$54,569,088			$54,569,088

	For the three months ended March 31, 2023
	As Previously Reported	Restatement Impacts	Restatement Reference	As Restated

Formation and operating costs	$1,153,282			$1,153,282
Loss from operations	(1,153,282)			(1,153,282)

Other (expense) income:
Change in fair value of warrant liabilities	(2,022,486)			(2,022,486)
Change in fair value of subscription liability	(18,277)	18,277	a	-
Change in fair value of Forward Purchase Agreement	(325,091)			(325,091)
Issuance of Forward Purchase Agreement	(308,114)			(308,114)
Reduction of deferred underwriter fee payable	328,474			328,474
Interest Expense - Debt Discount	(302,469)	273,954	b	(28,515)
Interest income - trust account	3,088,967			3,088,967
Total other (expense) income, net	441,004	292,231		733,235

Net (loss) income	$(712,278)	$292,231	d	$(420,047)

Weighted average shares outstanding, Class A ordinary shares subject to possible redemption	26,286,357			26,286,357
Basic and diluted net income per ordinary share, Class A ordinary shares subject to possible redemption	$(0.02)	$0.01		$(0.01)
Weighted average shares outstanding, Class B ordinary	7,980,409			7,980,409
Basic and diluted net income per ordinary share, Class B ordinary shares	$(0.02)	$0.01		$(0.01)

	Class A ordinary shares		Class B ordinary shares		Additional	Accumulated	Shareholders’
As Previously Reported	Shares	Amount	Shares	Amount	Paid-in Capital	Deficit	Deficit
Balance as of December 31, 2022	-	$-	7,980,409	$799	$-	$(15,298,312)	$(15,297,513)
Reduction of deferred underwriter fees					10,844,098		10,844,098
Accretion of Class A ordinary shares to redemption value					(3,568,966)	-	(3,568,966)
Net Income						(712,278)	(712,278)
Balance as of March 31, 2023	-	-	7,980,409	799	7,275,132	(16,010,590)	(8,734,659)
Accretion of Class A ordinary shares to redemption value					(786,320)	-	(786,320)
Net Income						4,268,484	4,268,484
Balance as of June 30, 2023	-	-	7,980,409	799	6,488,812	(11,742,106)	(5,252,495)
Conversion of class B shares to Class A shares	7,980,409	799	(7,980,409)	(799)			-
Accretion of Class A ordinary shares to redemption value					(1,084,311)	-	(1,084,311)
Net Income						(4,605,843)	(4,605,843)
Balance as of September 30, 2023	7,980,409	$799	-	$-	$5,404,501	$(16,347,949)	$(10,942,649)
Restatement Impacts
Balance as of December 31, 2022	-	$-	7,980,409	$799	$-	$(15,298,312)	$(15,297,513)
Reduction of deferred underwriter fees
Accretion of Class A ordinary shares to redemption value						-
Issuance of subscription shares (adjustment)					256,635		256,635
Net Income (adjustment)						292,231	292,231
Balance as of March 31, 2023	-	-	7,980,409	799	256,635	(15,006,081)	(14,748,647)
Accretion of Class A ordinary shares to redemption value						-
Issuance of subscription shares (adjustment)					166,966		166,966
Net Income (adjustment)						(1,716,084)	(1,716,084)
Balance as of June 30, 2023	-	-	7,980,409	799	423,601	(16,722,165)	(16,297,765)
Conversion of class B shares to Class A shares							-
Accretion of Class A ordinary shares to redemption value						-
Issuance of subscription shares (adjustment)					491,175		491,175
Net Income (adjustment)						4,267,793	4,267,793
Balance as of September 30, 2023	-	$-	7,980,409	$799	$914,776	$(12,454,372)	$(11,538,797)

As Restated
Balance as of December 31, 2022	-	$-	7,980,409	$799	$-	$(15,298,312)	$(15,297,513)
Reduction of deferred underwriter fees					10,844,098		10,844,098
Accretion of Class A ordinary shares to redemption value					(3,568,966)	-	(3,568,966)
Issuance of subscription shares (as restated)					256,635		256,635
Net loss (as restated)						(420,047)	(420,047)
Balance as of March 31, 2023 (as restated)	-	-	7,980,409	799	7,531,767	(15,718,359)	(8,185,793)
Accretion of Class A ordinary shares to redemption value					(786,320)	-	(786,320)
Issuance of subscription shares (as restated)					166,966		166,966
Net income (as restated)						2,552,400	2,552,400
Balance as of June 30, 2023 (as restated)	-	-	7,980,409	799	6,912,413	(13,165,959)	(6,252,747)
Conversion of class B shares to Class A shares	7,980,409	799	(7,980,409)	(799)			-
Accretion of Class A ordinary shares to redemption value					(1,084,311)	-	(1,084,311)
Issuance of subscription shares (as restated)					491,175		491,175
Net loss (as restated)						(338,050)	(338,050)
Balance as of September 30, 2023 (as restated)	7,980,409	$799	-	$-	$6,319,277	$(13,504,009)	$(7,183,933)

	For the nine months ended September 30, 2023
	As Previously Reported	Restatement Impacts	Restatement Reference	As Restated
Cash Flows from Operating Activities:
Net (loss) income	$(1,049,638)	2,843,940	d	$1,794,302
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on investments held in Trust Account	(4,344,597)			(4,344,597)
Changes in fair value of warrant liabilities	379,216			379,216
Reduction of deferred underwriter fees	(328,474)			(328,474)
Issuance of Forward Purchase Agreement	308,114			308,114
Change in fair value of Forward Purchase Agreement	(308,114)			(308,114)
Change in fair value of subscription liability	(557,645)	557,645	a	-
Interest expense - debt discount	3,815,529	(3,401,585)	b	413,944
Changes in operating assets and liabilities:
Prepaid assets	16,081			16,081
Due to related party	23,966			23,966
Accounts payable and accrued expenses	1,335,939			1,335,939
Net cash used in operating activities	(709,623)			(709,623)

Cash flows from Investing Activities:
Extension payment deposit in Trust	(1,095,000)			(1,095,000)
Cash withdrawn for redemptions	294,254,572			294,254,572
Net cash provided by investing activities	293,159,572			293,159,572

Cash flows from Financing Activities:
Proceeds from the subscription liability	1,560,944			1,560,944
Redemption from Trust Account for ordinary shares	(294,254,572)			(294,254,572)
Proceeds from note payable-related party	250,000			250,000
Net cash (used in) provided by financing activities	(292,443,628)			(292,443,628)

Net Change in Cash	6,321			6,321
Cash, Beginning of period	86,401			86,401
Cash, End of period	$92,722			$92,722

Non-Cash investing and financing activities:
Accretion of Class A ordinary shares subject to possible redemption	$5,439,596			$5,439,596
Issuance of subscription shares	$-			$914,776

	For the six months ended June 30, 2023
	As Previously Reported	Restatement Impacts	Restatement Reference	As Restated
Cash Flows from Operating Activities:
Net (loss) income	$3,556,206	(1,423,853)	d	$2,132,353
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on investments held in Trust Account	(3,715,287)			(3,715,287)
Changes in fair value of warrant liabilities	44,241			44,241
Reduction of deferred underwriter fees	(328,474)			(328,474)
Issuance of Forward Purchase Agreement	308,114			308,114
Change in fair value of Forward Purchase Agreement	(308,114)			(308,114)
Change in fair value of subscription liability	(2,636,955)	2,636,955	a	-
Interest expense - debt discount	1,348,033	(1,213,102)	b	134,931
Changes in operating assets and liabilities:
Prepaid assets	(9,254)			(9,254)
Due to related party	96,826			96,826
Accounts payable and accrued expenses	1,213,199			1,213,199
Net cash used in operating activities	(431,465)			(431,465)

Cash flows from Investing Activities:
Extension payment deposit in Trust	(640,000)			(640,000)
Cash withdrawn for redemptions	273,112,312			273,112,312
Net cash provided by investing activities	272,472,312			272,472,312

Cash flows from Financing Activities:
Proceeds from the subscription liability	755,944			755,944
Redemption from Trust Account for ordinary shares	(273,112,312)			(273,112,312)
Proceeds from note payable-related party	250,000			250,000
Net cash (used in) provided by financing activities	(272,106,368)			(272,106,368)
Net Change in Cash	(65,521)			(65,521)
Cash, Beginning of period	86,401			86,401
Cash, End of period	$20,880			$20,880

Non-Cash investing and financing activities:
Accretion of Class A ordinary shares subject to possible redemption	$4,355,287			$4,355,287
Issuance of subscription shares	$-			$423,601

	For the three months ended March 31, 2023
	As Previously Reported	Restatement Impacts	Restatement Reference	As Restated
Cash Flows from Operating Activities:
Net (loss) income	$(712,278)	292,231	d	$(420,047)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on investments held in Trust Account	(3,088,967)			(3,088,967)
Changes in fair value of warrant liabilities	2,022,486			2,022,486
Reduction of deferred underwriter fees	(328,474)			(328,474)
Issuance of Forward Purchase Agreement	308,114			308,114
Change in fair value of Forward Purchase Agreement	325,091			325,091
Change in fair value of subscription liability	18,277	(18,277)	a	-
Interest expense - debt discount	302,469	(273,954)	b	28,515
Changes in operating assets and liabilities:
Prepaid assets	(59,349)			(59,349)
Due to related party	30,000			30,000
Accounts payable and accrued expenses	944,041			944,041
Net cash used in operating activities	(238,590)			(238,590)

Cash flows from Investing Activities:
Extension payment deposit in Trust	(480,000)			(480,000)
Cash withdrawn for redemptions	273,112,312			273,112,312
Net cash provided by investing activities	272,632,312			272,632,312

Cash flows from Financing Activities:
Proceeds from the subscription liability	480,000			480,000
Redemption from Trust Account for ordinary shares	(273,112,312)			(273,112,312)
Proceeds from note payable-related party	250,000			250,000
Net cash (used in) provided by financing activities	(272,382,312)			(272,382,312)

Net Change in Cash	11,410			11,410
Cash, Beginning of period	86,401			86,401
Cash, End of period	$97,811			$97,811

Non-Cash investing and financing activities:
Accretion of Class A ordinary shares subject to possible redemption	$3,568,966			$3,568,966
Issuance of subscription shares	$-			$256,635